UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2013 (Unaudited)

DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 91.6%
California 89.6%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017, INS: AGMC	1,455,000	1,332,402
Series C, Zero Coupon, 9/1/2018, INS: AGMC	1,000,000	885,250
Series C, 6.0%, 9/1/2014, INS: AGMC	1,000,000	1,068,770
Series C, 6.0%, 9/1/2016, INS: AGMC	1,000,000	1,128,830
Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,267,200
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025, INS: AGMC	5,000,000	5,287,350
Big Bear Lake, CA, Water Revenue:
6.0%, 4/1/2015, INS: NATL	1,800,000	1,885,518
6.0%, 4/1/2022, INS: NATL	13,500,000	15,743,160
Brentwood, CA, Infrastructure Financing Authority, Water Revenue, 5.75%, 7/1/2038	2,000,000	2,217,160
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019, INS: AMBAC	4,000,000	3,317,560
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series D2, 0.09% *, 4/1/2047, LOC: JPMorgan Chase Bank NA	2,000,000	2,000,000
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, 5.0%, 4/1/2031	2,250,000	2,562,188
California, Center Unified School District, Series C, Zero Coupon, 9/1/2014, INS: NATL	2,240,000	2,214,464
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	11,629,200
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	5,000,000	5,201,100
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	4,000,000	4,756,840
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,874,450
Series C, 6.5%, 10/1/2033	2,000,000	2,400,080
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,948,899
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014, INS: AMBAC	1,470,000	1,451,625
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	5,200,000	5,586,828
California, Los Rios Community College District, Election of 2008, Series A, 5.0%, 8/1/2035	10,000,000	11,066,600
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	6,820,000	9,463,432
California, Marin Water District Financing Authority Revenue:
Series A, 5.0%, 7/1/2035	2,830,000	3,113,764
Series A, 5.0%, 7/1/2040	9,675,000	10,537,042
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, 7.2%, 8/1/2039	10,000,000	11,828,100
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	515,000	527,623
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,520,200
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems:
Series AJ, 5.0%, 12/1/2035	10,690,000	12,262,071
Series AH, 5.25%, 12/1/2035	1,555,000	1,836,828
California, State General Obligation:
5.0%, 2/1/2033	12,000,000	13,358,760
5.0%, 4/1/2037	6,000,000	6,661,260
5.25%, 9/1/2030	10,000,000	11,534,400
5.25%, 9/1/2032	4,000,000	4,582,440
5.25%, 10/1/2032	15,000,000	17,203,500
5.25%, 4/1/2035	8,000,000	9,065,280
6.25%, 11/1/2034	10,000,000	12,266,700
6.5%, 4/1/2033	14,610,000	18,008,578
California, State General Obligation, Various Purposes:
6.0%, 4/1/2038	7,450,000	8,828,026
6.0%, 11/1/2039	10,000,000	12,013,600
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series B, 0.11% *, 3/1/2047, LOC: Bank of Montreal	2,135,000	2,135,000
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series A, 5.0%, 11/15/2032	1,000,000	1,121,780
California, State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, Series A, 0.11% *, 7/1/2041, LOC: Union Bank NA	2,500,000	2,500,000
California, State Housing Finance Agency, Multi-Family Housing Revenue, Series B, 0.13% *, 2/1/2035, LOC: Fannie Mae, Freddie Mac	2,925,000	2,925,000
California, State Kindergarten, Series B4, 0.1% *, 5/1/2034, LOC: Citibank NA	1,500,000	1,500,000
California, State Public Works Board Lease Revenue, Judicial Council Projects, Series A, 5.0%, 3/1/2034	2,500,000	2,720,050
California, State Public Works Board, Lease Revenue, Capital Projects:
Series G-1, 5.75%, 10/1/2030	5,500,000	6,323,515
Series I-1, 6.375%, 11/1/2034	3,000,000	3,685,830
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, Prerefunded, 5.5%, 6/1/2022	2,600,000	2,736,552
California, State University Revenue:
Series A, 5.0%, 11/1/2037	8,000,000	8,840,400
Series A, 5.25%, 11/1/2038	6,500,000	7,295,925
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	7,837,760
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,808,320
California, Statewide Communities Development Authority Revenue, Health Facility, Community Hospital Monterey Peninsula, Series B, 0.1% *, 6/1/2033, LOC: U.S. Bank NA	3,450,000	3,450,000
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation Hospitals, Series A, 5.0%, 4/1/2042	10,000,000	10,865,400
California, Statewide Communities Development Authority Revenue, Sutter Health, Series A, 6.0%, 8/15/2042	10,340,000	12,332,415
California, Statewide Communities Development Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2041	10,000,000	11,044,300
California, Western Municipal Water District Facilities Authority Revenue, Series B, 5.0%, 10/1/2039	19,155,000	20,950,015
Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018, INS: FGIC, NATL	3,050,000	2,751,283
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,809,023
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,210,000	2,855,187
Contra Costa, CA, Transportation Authority, Sales Tax Revenue:
Series B, 5.0%, 3/1/2032	1,640,000	1,889,214
Series B, 5.0%, 3/1/2033	1,800,000	2,071,890
Series B, 5.0%, 3/1/2034	1,970,000	2,267,569
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015, INS: NATL	9,240,000	9,971,069
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014, INS: NATL	570,000	572,138
Covina, CA, Redevelopment Agency, Multi-Family Housing Revenue, ShadowHills Apartments, Inc., Series A, 0.17% *, 12/1/2015, LIQ: Fannie Mae	430,000	430,000
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2021, INS: AGMC	1,920,000	1,521,984
Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,046,797
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC	10,000,000	11,236,600
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017, INS: NATL	4,000,000	3,710,960
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015, INS: NATL	3,165,000	3,073,215
Zero Coupon, 5/1/2016, INS: NATL	3,335,000	3,167,183
ETM, Zero Coupon, 11/1/2017, INS: NATL	5,500,000	5,277,965
Zero Coupon, 11/1/2018, INS: NATL	4,605,000	3,996,173
ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	6,154,330
Foothill, CA:
ETM, Zero Coupon, 1/1/2018, INS: AGMC, Radian	10,000,000	9,533,500
ETM, Zero Coupon, 1/1/2020, INS: AGMC, Radian	10,000,000	9,001,100
Foothill, CA, Toll Road Revenue, Eastern Corridor Agency:
Zero Coupon, 1/15/2017, INS: NATL	5,975,000	4,887,908
Zero Coupon, 1/15/2018, INS: NATL	6,250,000	4,832,188
Zero Coupon, 1/15/2025	10,000,000	5,035,600
5.8%, 1/15/2020, INS: NATL	6,500,000	6,666,985
5.875%, 1/15/2026	5,000,000	5,120,050
Foothill-De Anza Community College District, CA, Series C, 5.0%, 8/1/2040	7,555,000	8,453,214
Foothill-De Anza Community College District, CA, Capital Appreciation, Zero Coupon, 8/1/2016, INS: NATL	4,755,000	4,628,374
Fresno, CA, School District General Obligation, Unified School District, Series C, 5.9%, 2/1/2017, INS: NATL	1,760,000	2,070,094
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014, INS: FGIC, NATL	400,000	395,736
Las Virgenes, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 11/1/2013, INS: NATL	2,150,000	2,147,678
Lemoore, CA, Certificates of Participation, Municipal Golf Course Refinancing Project, 144A, 0.13% *, 11/1/2020, LOC: Union Bank of California	2,070,000	2,070,000
Long Beach, CA, Community College District, Election of 2008, Series B, 5.0%, 8/1/2039	5,000,000	5,602,300
Long Beach, CA, Unified School District, 5.0%, 8/1/2032	5,245,000	5,916,360
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,703,250
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	15,000,000	16,646,850
Los Angeles, CA, Department of Airports, Senior International Private Activity, 4.0%, 5/15/2032	5,000,000	5,231,400
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Series B, 5.0%, 7/1/2038	7,000,000	7,802,130
Los Angeles, CA, Department of Water & Power, Waterworks Revenue:
Series B-1, 0.09% *, 7/1/2035, SPA: Royal Bank of Canada	1,050,000	1,050,000
Series A, 5.0%, 7/1/2036	2,500,000	2,803,000
Series A, 5.0%, 7/1/2041	2,500,000	2,746,925
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021, INS: FGIC, NATL	2,000,000	2,609,140
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	8,376,638
Los Angeles, CA, Wastewater System Revenue, Series A, 5.0%, 6/1/2035	5,000,000	5,684,750
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016, INS: FGIC, NATL	1,000,000	956,530
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014, INS: FGIC, NATL	2,045,000	2,023,875
Series A, Zero Coupon, 8/1/2015, INS: FGIC, NATL	2,090,000	2,037,332
Series A, Zero Coupon, 8/1/2016, INS: FGIC, NATL	2,140,000	2,041,838
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014, INS: AMBAC	725,000	758,727
Mount Diablo, CA, Unified School District, Election of 2010, Series E, 5.0%, 6/1/2037	4,000,000	4,418,960
Murrieta Valley, CA, General Obligation, Unified School District:
Series A, Zero Coupon, 9/1/2016, INS: FGIC, NATL	2,500,000	2,386,700
5.0%, 9/1/2026, INS: AGMC	3,155,000	3,506,562
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	236,382
Northern California, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2031	1,100,000	1,248,016
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019, INS: AGMC	1,420,000	1,211,743
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, 6.5%, 9/1/2028	10,000,000	10,852,100
Port of Oakland, CA:
Series P, AMT, 5.0%, 5/1/2031	10,750,000	11,747,385
Series P, AMT, 5.0%, 5/1/2033	4,200,000	4,589,676
Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,654,680
Rancho, CA, Water District Financing Authority Revenue, Series A, 5.0%, 8/1/2027, INS: FGIC	2,500,000	2,824,900
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017, INS: FGIC, NATL	1,635,000	1,516,855
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015, INS: NATL	1,750,000	1,665,493
Zero Coupon, 6/1/2016, INS: NATL	2,395,000	2,213,172
Sacramento County, CA, Airport Systems Revenue, Series B, 5.75%, 7/1/2039	2,500,000	2,901,100
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 0.762% **, 6/1/2039, INS: FGIC, NATL	10,000,000	8,848,600
Sacramento, CA, Electric Revenue, Municipal Utility District:
Series U, 5.0%, 8/15/2026, INS: AGMC	2,615,000	2,929,428
Series G, 6.5%, 9/1/2013, INS: NATL	350,000	355,205
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2028, INS: AGMC	2,045,000	2,266,453
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	5,000,000	5,721,350
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016, INS: NATL	2,685,000	2,437,953
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013, INS: AGMC	1,000,000	1,013,770
Series A, 6.0%, 9/1/2014, INS: AGMC	2,195,000	2,337,368
Series A, 6.0%, 9/1/2015, INS: AGMC	1,000,000	1,112,100
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017, INS: NATL	2,675,000	2,792,887
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017, INS: AGMC	1,000,000	935,120
Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	963,710
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,431,600
San Diego County, CA, Regional Airport Authority Revenue:
Series B, AMT, 5.0%, 7/1/2038	1,500,000	1,606,050
Series A, 5.0%, 7/1/2040	13,250,000	14,258,722
Series B, AMT, 5.0%, 7/1/2043	9,000,000	9,552,330
San Diego County, CA, Water Authority, Series B, 5.0%, 5/1/2031	5,000,000	5,709,350
San Diego, CA, Community College District, Election of 2002, 5.25%, 8/1/2033	10,000,000	11,866,800
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	5,000,000	5,632,550
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.25%, 5/15/2039	10,000,000	11,406,500
San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	10,000,000	11,333,100
San Francisco, CA, Bay Area Rapid Transit District, Series A, 5.0%, 7/1/2036	1,500,000	1,708,155
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2027	5,085,000	5,765,576
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 6.0%, 5/1/2039	15,000,000	18,159,600
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series B, 5.0%, 11/1/2039	12,500,000	13,787,125
Series A, 5.125%, 11/1/2039	10,400,000	11,639,160
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, 6.75%, 8/1/2041	1,000,000	1,185,410
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015, INS: NATL	12,065,000	11,551,393
Series A, Zero Coupon, 1/15/2016, INS: NATL	3,485,000	3,219,060
Series A, Zero Coupon, 1/15/2017, INS: NATL	3,965,000	3,521,713
Series A, Zero Coupon, 1/15/2018, INS: NATL	2,640,000	2,248,805
Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	2,577,493
San Jose, CA, Evergreen Community College District, Election of 2010:
Series A, 5.0%, 8/1/2035	2,100,000	2,399,061
Series A, 5.0%, 8/1/2037	3,760,000	4,228,646
Series A, 5.0%, 8/1/2041	6,500,000	7,272,135
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	1,195,000	1,463,875
San Marcos, CA, Unified School District, Election of 2010, Series A, 5.0%, 8/1/2038	12,500,000	13,695,750
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, 5.0%, 7/15/2033	3,500,000	3,851,785
San Ysidro, CA, School District General Obligation, Prerefunded, 6.125%, 8/1/2021, INS: AMBAC	1,400,000	1,441,776
Santa Ana, CA, Other General Obligation, Police Administration & Holding Facility, Series A, 6.25%, 7/1/2024, INS: NATL	2,000,000	2,298,760
Santa Clara County, CA, El Camino Hospital District Facilities Authority Revenue, Aces-Lease Valley Medical Center Project, Series B, 0.13% *, 8/1/2015, LOC: State Street Bank & Trust Co.	500,000	500,000
Santa Clara, CA, Electric Revenue, Series B, 0.11% *, 7/1/2027, LOC: Bank of Tokyo-Mitsubishi UFJ	1,880,000	1,880,000
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017, INS: NATL	1,005,000	1,130,997
5.5%, 9/1/2018, INS: NATL	1,060,000	1,209,905
5.6%, 9/1/2019, INS: NATL	1,115,000	1,290,735
5.6%, 9/1/2020, INS: NATL	1,180,000	1,368,222
5.65%, 9/1/2024, INS: NATL	1,445,000	1,676,272
5.65%, 9/1/2025, INS: NATL	1,520,000	1,764,112
5.65%, 9/1/2026, INS: NATL	1,605,000	1,859,056
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority, Series B, 7.25%, 8/1/2013, INS: NATL	3,400,000	3,433,898
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,507,904
Santa Rosa, CA, Wastewater Revenue, Series A, 5.0%, 9/1/2033	8,000,000	8,857,520
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,964,780
Southern California, Metropolitan Water District:
Series C, 5.0%, 7/1/2031	5,195,000	6,039,759
Series C, 5.0%, 7/1/2035	3,000,000	3,408,420
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	1,120,000	1,373,120
Series A, ETM, 5.75%, 7/1/2021	880,000	1,041,577
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: FGIC, NATL	3,600,000	2,622,780
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015, INS: FGIC, NATL	1,250,000	1,220,600
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,154,020
University of California, State Revenues, Series AF, 5.0%, 5/15/2036	5,000,000	5,695,700
Ventura County, CA, Public Financing Authority Lease Revenue:
Series A, 5.0%, 11/1/2038	5,000,000	5,473,150
Series A, 5.0%, 11/1/2043	5,000,000	5,391,000
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,784,560

		927,293,427
Puerto Rico 1.9%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	8,000,000	8,215,840
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 6.5%, 8/1/2044	10,000,000	11,368,200

		19,584,040
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	875,000	911,794

Total Municipal Bonds and Notes (Cost $866,949,090)		947,789,261
Municipal Inverse Floating Rate Notes (a) 14.5%
California
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (b)	11,475,000	13,118,376
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962, 144A, 13.643%, 4/1/2014, Leverage Factor at purchase date: 3 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (b)	13,870,000	15,794,809
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 17.978%, 4/1/2014, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (b)	17,205,000	19,590,210
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 17.995%, 4/1/2014, Leverage Factor at purchase date: 4 to 1
California, State Community Center, College District, Election of 2002, Series A, 5.0%, 8/1/2026, INS: AGMC (b)	10,630,000	11,986,175
Trust: California, State Community Center, Series 2008-1154, 144A, 9.3%, 8/1/2026, Leverage Factor at purchase date: 2 to 1
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (b)	3,158,944	3,697,447
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (b)	2,257,732	2,642,606
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (b)	1,881,443	2,202,172
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 12.853%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (b)	10,420,000	11,956,533
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.93%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
California, University of California Revenues, Series O, 5.75%, 5/15/2034 (b)	5,000,000	5,971,800
Trust: California, University of California Revenues, Series 3368, 144A, 20.93%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (b)	10,000,000	12,254,100
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.48%, 2/1/2017, Leverage Factor at purchase date: 5 to 1
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (b)	10,000,000	11,121,400
Trust: Los Angeles, CA, Department of Water & Power Revenue, Series 3325, 144A, 17.9%, 1/1/2033, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (b)	10,000,000	12,013,200
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 20.93%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (b)	2,137,063	2,394,207
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (b)	1,944,611	2,178,597
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.304%, 5/1/2028, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (b)	10,002,999	11,241,018
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 13.597%, 8/1/2015, Leverage Factor at purchase date: 3 to 1
Santa Clara County, CA, San Jose Unified School District, Election of 2002, Series D, 5.0%, 8/1/2032 (b)	10,000,000	11,313,600
Trust: Santa Clara County, CA, San Jose Unified School District, Series 1158, 144A, 9.3%, 8/1/2032, Leverage Factor at purchase date: 2 to 1

Total Municipal Inverse Floating Rate Notes (Cost $130,962,636)		149,476,250

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $997,911,726) †	106.1	1,097,265,511
Other Assets and Liabilities, Net	(6.1)	(62,884,758)

Net Assets	100.0	1,034,380,753

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of May 31, 2013.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2013.

†
The cost for federal income tax purposes was $818,281,345.  At May 31, 2013, net unrealized appreciation for all securities based on tax cost was $189,701,374.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $193,700,434 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,999,060.

(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(b) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(c)	$—	$1,097,265,511	$—	$1,097,265,511
Total	$—	$1,097,265,511	$—	$1,097,265,511

There have been no transfers between fair value measurement levels during the period ended May 31, 2013.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2013